GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 15, 2017
Indefinite-lived Intangible Assets [Line Items]
Goodwill			¥ 162,574
Period of financial projections	10 years	10 years	10 years
Impairment of goodwill	¥ 162,574	$ 22,898	¥ 0	¥ 0
Tasgen Group
Indefinite-lived Intangible Assets [Line Items]
Voting Interests Acquired					66.67%